Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2012		As of December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat S.A.:
Notes payable to former employee shareholders	$739	$739	$—	$—

Total Intelsat S.A. obligations	739	739	—	—

Intelsat Investment Holdings S.á r.l.:
Notes payable to former employee shareholders	129	129	—	—

Total Intelsat Investment Holdings S.á r.l. obligations	129	129	—	—

Intelsat Investments S.A.:
6.5% Senior Notes due November 2013	353,550	367,268	—	—
Unamortized discount on 6.5% Senior Notes	(25,312)	—	—	—

Total Intelsat Investments S.A. obligations	328,238	367,268	—	—

Intelsat Luxembourg:
11.25% Senior Notes due February 2017	2,805,000	2,966,288	—	—
11.5% / 12.5% Senior PIK Election Notes due February 2017	2,502,986	2,653,165	—	—
6.75% Senior Notes due June 2018	—	—	500,000	530,000
7.75% Senior Notes due June 2021	—	—	2,000,000	2,145,000
8.125% Senior Notes due June 2023	—	—	1,000,000	1,071,300

Total Intelsat Luxembourg obligations	5,307,986	5,619,453	3,500,000	3,746,300

Intelsat Jackson:
8.5% Senior Notes due November 2019	500,000	561,250	500,000	545,650
Unamortized discount on 8.5% Senior Notes	(3,218)	—	(2,864)	—
7.25% Senior Notes due October 2020	2,200,000	2,392,500	2,200,000	2,409,000
Unamortized premium on 7.25% Senior Notes	19,745	—	17,799	—
7.25% Senior Notes due April 2019	1,500,000	1,614,450	1,500,000	1,612,500
7.5% Senior Notes due April 2021	1,150,000	1,267,875	1,150,000	1,267,875
6.625% Senior Notes due December 2022	640,000	660,800	1,275,000	1,310,063
Unamortized premium on 6.625% Senior Notes	—	—	37,918	—
5.5% Senior Notes due August 2023	—	—	2,000,000	1,890,000
Senior Unsecured Credit Facilities due February 2014	195,152	192,713	—	—
New Senior Unsecured Credit Facilities due February 2014	810,876	800,740	—	—
Senior Secured Credit Facilities due June 2019	3,218,000	3,238,595	3,095,000	3,103,666
Unamortized discount on Senior Credit Facilities	(12,289)	—	(9,857)	—

Total Intelsat Jackson obligations	10,218,266	10,728,923	11,762,996	12,138,754

Horizons Holdings:
Loan Payable to JSAT	48,836	48,836	24,418	24,418

Total Horizons Holdings obligation	48,836	48,836	24,418	24,418

Total Intelsat S.A. long-term debt	15,904,194	$16,765,348	15,287,414	$15,909,472

Less:
Current portion of long-term debt	57,466		24,418

Total long-term debt, excluding current portion	$15,846,728		$15,262,996

Schedule of Principal Repayments of Long-Term Debt

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2013 are as follows (in thousands):

Year	Amount
2014	$24,418
2015	—
2016	—
2017	—
2018	500,000
2019 and thereafter	14,720,000

Total principal repayments	15,244,418
Unamortized discounts and premium	42,996

Total Intelsat S.A. long-term debt	$15,287,414